Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 0	$ 0	$ 0
Restricted cash and cash equivalents	312,420	192,144	75,133
Accounts receivable—affiliate	1,623	1,167	0
Advances to affiliate	322	9,430	3,962
Prepaid expenses and other, including affiliate		4,511	4,440
Prepaid expenses and other	4,802	4,390
Other—affiliate	0	121
Total current assets	319,167	207,252	83,535
Non-current restricted cash and cash equivalents	1,752,309	867,590	196,319
Property, plant and equipment, net	5,812,008	4,412,580	1,228,720
Debt issuance cost, net	244,273	296,040	200,067
Non-current derivative assets	20,236	98,123	0
Other	56,647	60,387	1,739
Total assets	8,204,640	5,941,972	1,710,380
Current liabilities
Accounts payable	25,041	8,067	73,693
Accounts payable—affiliate		460	15,242
Accrued liabilities	253,247	144,575	26,293
Accrued liabilities—affiliate	20,996	25,559	1,489
Due to affiliates	21,026	26,019
Derivative liabilities	13,106	13,484	0
Total current liabilities	312,420	192,145	116,717
Long-term debt	6,518,302	4,111,562	100,000
Long-term derivative liability		0	26,424
Commitments and contingencies
Member's equity
Members' equity		1,638,265	1,494,479
Accumulated other comprehensive loss		0	(27,240)
Total member's equity	1,373,918	1,638,265	1,467,239
Total liabilities and member's equity	$ 8,204,640	$ 5,941,972	$ 1,710,380